Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Schedule of trade and other payables

	December 31,
	2017	2018
	NIS	NIS

Open accounts*	1,041	862
Checks payable	21	21
Trade payables	1,062	883

Other payables including derivatives:
Liabilities to employees and other liabilities
for salaries	355	352
Advance payment for Sakia property (see Note 13)	-	155
Institutions	87	82
Accrued interest	53	47
Deferred income	90	103
Derivatives	54	43
Other payables	18	37
Total other payables including derivatives	657	819

Total Trade and Other Payables	1,719	1,702

*	Of which, the carrying amount of trade payables that are related parties as at December 31, 2018 amounts to NIS 2 (as at December 31, 2017 – NIS 31).